CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDER'S DEFICIT (Unaudited) - USD ($)	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 29, 2020	$ 4,350	$ 177,520					$ (21,106,405)
Beginning balance (in shares) at Feb. 29, 2020	4,350,000	3,450	0
Net income							(5,898,911)
Adjustment to derivative liability							2,837,687
Common stock issued for debt conversion							3,568,686
Exercise of warrants
Ending balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	$ 16,764,554	$ (31,521,754)	(14,543,687)
Ending balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Series F Preferred Shares issued with amendment agreement		$ 40			3,244,700		3,244,740
Series F Preferred Shares issued with amendment agreement (in shares)		40
Series F Preferred Shares Warrants issued with amendment agreement					29,770,474		29,770,474
Series F Preferred Shares cancelled in exchange for promissory notes		$ (83)			(6,732,752)		(6,732,835)
Series F Preferred Shares cancelled in exchange for promissory notes (in shares)		(83)
Series F preferred shares issued on exercise of warrants		$ 38			(38)
Series F preferred shares issued on exercise of warrants (in shares)		38
Series F Preferred Shares converted to common shares		$ (78)		$ 3,164	(3,086)
Series F preferred shares converted to common shares (in shares)		(78)		316,345,998
Relative fair value of warrants issued with debt					4,749,006		4,749,006
Stock based compensation on issuable shares					69,350		69,350
Net income						(35,904,918)	(35,904,918)
Ending balance, value at May. 31, 2021	$ 4,350	$ 176,786		$ 35,458	47,862,208	(67,426,672)	(19,347,870)
Ending balance (in shares) at May. 31, 2021	4,350,000	2,716		3,545,772,882
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	16,764,554	(31,521,754)	(14,543,687)
Beginning balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Net income							(47,831,733)
Ending balance, value at Nov. 30, 2021	$ 3,350	$ 101,618		$ 44,353	63,529,729	(79,778,503)	(16,099,453)
Ending balance (in shares) at Nov. 30, 2021	3,350,000	2,532		4,435,210,360
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869		$ 32,294	16,764,554	(31,521,754)	(14,543,687)
Beginning balance (in shares) at Feb. 28, 2021	4,350,000	2,799		3,229,426,884
Series F Preferred Shares cancelled in exchange for promissory notes (in shares)		(83)
Series F preferred shares issued on exercise of warrants		$ 38
Series F preferred shares issued on exercise of warrants (in shares)		38
Series F Preferred Shares converted to common shares		$ (78)
Series F preferred shares converted to common shares (in shares)		(78)
Relative fair value of warrants issued with debt							3,319,816
Net income							(62,197,484)
Adjustment to derivative liability							422,272
Common stock issued for debt conversion							898,705
Exercise of warrants
Cancellation of Series E Shares	(1,000)
Cancellation of Series E Shares (in shares)		(1,000,000)
Exchange of debt for common shares							6,455,396
Exchange of Series F Preferred Shares for debt		$ (184)					(4,000,160)
Exchange of Series F preferred shares for debt (in shares)		(184)
Issuance of shares, net of $68,732 issuance costs							12,521,932
Cashless exercise of warrants
Redemption of 19 Issuable Series F shares		(74,984)					(500,000)
Issuance of Series G preferred as equity awards per employment agreement			$ 1,500,000				1,500,000
Issuance of Series G preferred as equity awards per employment agreement (in shares)			1,500
Redemption of Series G shares as compensation payment			$ (1,500,000)				(1,500,000)
Redemption of Series G shares as compensation payment (in shares)			(1,500)
Shares as payment for services		$ 40					3,244,740
Shares as payment for services (in shares)		40
Ending balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)	[1]
Ending balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Beginning balance, value at May. 31, 2021	$ 4,350	$ 176,786		$ 35,458	47,862,208	(67,426,672)	(19,347,870)
Beginning balance (in shares) at May. 31, 2021	4,350,000	2,716		3,545,772,882
Relative fair value of warrants issued with debt					2,035,033		2,035,033
Stock based compensation on issuable shares				$ 21	109,179		109,200
Stock based compensation on issuable shares (in shares)				2,100,000
Net income						(4,832,373)	(4,832,373)
Adjustment to derivative liability					422,272		422,272
Common stock issued for debt conversion				$ 310	898,395		898,705
Stock issued during period, shares, conversion of units (in shares)				31,042,436
Exercise of warrants				$ 3,003	(3,003)
Exercise of warrants (in shares)				300,251,561
Cancellation of Series E Shares	$ (1,000)				1,000
Cancellation of Series E Shares (in shares)	(1,000,000)
Exchange of debt for common shares				$ 1,161	6,454,235		6,455,396
Exchange of debt for common shares (in shares)				116,104,232
Exchange of Series F Preferred Shares for debt		$ (184)			(3,999,976)		(4,000,160)
Exchange of Series F preferred shares for debt (in shares)		(184)
Ending balance, value at Aug. 31, 2021	$ 3,350	$ 176,602		$ 39,953	53,779,343	(72,259,045)	(18,259,797)
Ending balance (in shares) at Aug. 31, 2021	3,350,000	2,532		3,995,271,111
Relative fair value of warrants issued with debt					1,284,783		1,284,783
Net income						(7,094,442)	(7,094,442)
Issuance of shares, net of $68,732 issuance costs				$ 3,452	8,466,551		8,470,003
Issuance of shares				345,168,473
Cashless exercise of warrants				$ 948	(948)
Cashless exercise of warrants (in shares)				94,770,776
Redemption of 19 Issuable Series F shares		(74,984)				(425,016)	(500,000)
Issuance of Series G preferred as equity awards per employment agreement			$ 1,500,000				1,500,000
Issuance of Series G preferred as equity awards per employment agreement (in shares)			1,500
Redemption of Series G shares as compensation payment			$ (1,500,000)				(1,500,000)
Redemption of Series G shares as compensation payment (in shares)			(1,500)
Ending balance, value at Nov. 30, 2021	$ 3,350	$ 101,618		$ 44,353	63,529,729	(79,778,503)	(16,099,453)
Ending balance (in shares) at Nov. 30, 2021	3,350,000	2,532		4,435,210,360
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)	[1]
Beginning balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Net income						(4,671,686)	(4,671,686)
Issuance of shares, net of $68,732 issuance costs				$ 1,339	1,643,883		1,645,222
Issuance of shares				133,881,576
Rounding					(1)		(1)
Ending balance, value at May. 31, 2022	$ 3,350	$ 101,618		$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Ending balance (in shares) at May. 31, 2022	3,350,000	2,532		4,869,091,936
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618		$ 47,353	73,015,576	(94,144,254)	(20,976,357)	[1]
Beginning balance (in shares) at Feb. 28, 2022	3,350,000	2,532	0	4,735,210,360
Net income							$ (12,930,211)
Issuance of shares							522,734,247
Ending balance, value at Nov. 30, 2022	$ 3,350	$ 101,619		$ 52,607	76,421,377	(107,074,465)	$ (30,495,512)
Ending balance (in shares) at Nov. 30, 2022	3,350,000	2,533		5,260,515,892
Beginning balance, value at May. 31, 2022	$ 3,350	$ 101,618		$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Beginning balance (in shares) at May. 31, 2022	3,350,000	2,532		4,869,091,936
Relative fair value of warrants issued with debt					404,374		404,374
Net income						(4,172,865)	(4,172,865)
Issuance of shares, net of $68,732 issuance costs				$ 1,917	1,889,350		1,891,267
Issuance of shares				191,691,135
Cashless exercise of warrants				$ 97	(97)
Cashless exercise of warrants (in shares)				9,688,179
Cancelled shares				$ (171)	171
Cancelled shares during period shares				(17,116,894)
Exchange of 955,000,000 warrants for debt					(2,960,500)		(2,960,500)
Shares as payment for services				$ 100	118,400		118,500
Shares as payment for services (in shares)				10,000,000
Ending balance, value at Aug. 31, 2022	$ 3,350	$ 101,618		$ 50,635	74,111,156	(102,988,805)	(28,722,046)
Ending balance (in shares) at Aug. 31, 2022	3,350,000	2,532		5,063,354,356
Relative fair value of warrants issued with debt					(10,424)		(10,424)
Net income						(4,085,660)	(4,085,660)
Issuance of shares, net of $68,732 issuance costs				$ 1,972	1,119,518		1,121,490
Issuance of shares				197,161,536
Relative fair value of Series F warrants issued with debt		$ 1			1,201,127		1,201,128
Relative fair value of Series F warrants issued with debt (in shares)		1
Ending balance, value at Nov. 30, 2022	$ 3,350	$ 101,619		$ 52,607	$ 76,421,377	$ (107,074,465)	$ (30,495,512)
Ending balance (in shares) at Nov. 30, 2022	3,350,000	2,533		5,260,515,892

[1]	Derived from audited information